Brandes Investment Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

September 1, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C.  20549

Re:	Brandes Investment Trust (the “Trust”) File Nos.: 33-81396 and 811-08614

Dear Sir or Madam:

Pursuant to Rule 14a 6(a) of Regulation 14A under the Securities Exchange Act of 1934, the Trust files herewith a preliminary proxy statement on behalf of each series of the Trust.

The Proxy Statement has been filed to seek shareholder approval to (1) elect the three Trustees (both independent and interested) of the Trust, (2) approve an amendment to the Trust’s Agreement and Declaration of Trust and (3) eliminate Class E shares of the Brandes Core Plus Fixed Income Fund, Brandes Global Equity Fund and Brandes International Equity Fund.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC